Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	To include additional updated disclosures.
Entity Registrant Name	Sands China Ltd.
Entity Central Index Key	0001755281
Entity Emerging Growth Company	false
Entity Accounting Standard	IFRS